Private Placement	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Private Placement [Abstract]
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor and Co-Sponsor purchased an aggregate of 6,500,000 Private Warrants at a price of $1.00 per Private Placement Warrant ($6,500,000 in the aggregate). Each Private Placement Warrant is exercisable to purchase one share of common stock at a price of $11.50 per share. Simultaneously with the sale of Over-Allotment Units, the Company consummated a private sale of an additional 675,000 Private Warrants at a purchase price of $1.00 per Private Warrant, generating gross proceeds of $675,000. The proceeds from the sale of the Private Warrants were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor and Co-Sponsor purchased an aggregate of 6,500,000 Private Warrants at a price of $1.00 per Private Placement Warrant ($6,500,000 in the aggregate). Each Private Placement Warrant is exercisable to purchase one share of Common Stock at a price of $11.50 per share.

Simultaneously with the sale of Over-Allotment Units, the Company consummated a private sale of an additional 675,000 Private Warrants at a purchase price of $1.00 per Private Warrant, generating gross proceeds of $675,000. The proceeds from the sale of the Private Warrants were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.